                              [SENECA FUNDS LOGO]




SEMI-ANNUAL

REPORT


MARCH 31, 1997

                               Mission Statement



        Teamwork and dedication are the cornerstones of our success

        The pursuit of excellence is our motivation

        Honesty, professionalism and ethical values guide our actions

        Commitment and hard work are the means of achievement

        Quality and action supercede quantity and intentions

        Good judgment is the result of experience

        Our goal is the continual attainment of higher levels of service

        Our clients are our partners in success

Dear Fellow Shareholders,

     It is my pleasure to write to you as the Seneca Funds complete their first full year of operation as of March 31, 1997. Overall, fund assets have grown to $68.8 million, up over 250% from the end of our first fiscal year on September 30, 1996. The Seneca Funds' client base also continues to expand with over 1,500 shareholders today.

     Notable milestones in our first year included having several of the Seneca Funds in the NASDAQ pricing list published daily in the Wall Street Journal. In addition, the financial press has chronicled the exemplary performance results of the Seneca Funds. Articles in Barron's, Fortune, Investors Business Daily, Money, Mutual Funds and other magazines continue to highlight the disciplined investment philosophy successfully utilized by our team of twenty professionals at the Seneca Funds.

     This consistent, disciplined approach has helped us navigate the difficult periods in the capital markets, such as the beginning of 1997. With the Federal Reserve raising interest rates in March, and inflation fears roiling the markets, the equity markets suffered a decline of nearly 10%. Fixed Income and Real Estate securities also declined. While this has been a difficult quarter, the Seneca Funds continue to perform well, with positive returns in three of our four funds. Only our Earnings Driven Growth ("EDGE"(sm)) Fund, which invests in smaller companies, experienced a decline, as did the entire small capitalization market. Over the past year, the Seneca Funds' performance results rank among the leaders in each of their respective categories according to Morningstar.

     With the fundamental tenets of this bull market intact - moderate inflation, improved corporate earnings and continued capital inflows - our outlook continues to be positive. On behalf of all of the professionals here at the Seneca Funds, we thank you for your continued support, and appreciate the trust you have placed in us by becoming a shareholder in the Seneca Funds. Please feel free to contact us at (800) 990-9331 if we can answer any questions or provide any additional information.

Sincerely,

Gail P. Seneca
President
The Seneca Funds

                                  SENECA FUNDS
                               SENECA GROWTH FUND
                            SCHEDULE OF INVESTMENTS
                                 MARCH 31, 1997
                                  (UNAUDITED)

                  NAME OF ISSUER
                AND TITLE OF ISSUE                 SHARES               VALUE
-------------------------------------------------- -------           -----------
COMMON STOCKS -- 85.5%
  ADVERTISING -- (1.3%)
    Outdoor Systems, Incorporated (1).............  13,220           $   394,948
                                                                     -----------
  AEROSPACE -- (1.4%)
    United Technologies Corporation...............   5,510               414,628
                                                                     -----------
  AIRLINES -- (1.2%)
    UAL Corporation (1)...........................   5,830               377,493
                                                                     -----------
  CHEMICALS -- (5.3%)
    Air Products & Chemicals, Incorporated........   9,260               628,522
    Clorox Company................................   5,150               577,444
    E.I. Dupont de Nemours & Company..............   3,780               400,680
                                                                     -----------
                                                                       1,606,646
                                                                     -----------
  COMMERCIAL SERVICES -- (0.4%)
    Envoy Corporation New (1).....................   5,600               130,900
                                                                     -----------
  COMPUTERS -- (1.7%)
    International Business Machines Corporation...   3,780               519,277
                                                                     -----------
  COMPUTER SOFTWARE -- (4.7%)
    Intel Corporation.............................   5,510               766,579
    Microsoft Corporation (1).....................   6,850               628,059
                                                                     -----------
                                                                       1,394,638
                                                                     -----------
  CONSUMER NON-DURABLE -- (4.6%)
    Colgate-Palmolive Company.....................   8,010               797,996
    Johnson & Johnson.............................  11,570               611,764
                                                                     -----------
                                                                       1,409,760
                                                                     -----------
  DRUGS & HEALTH CARE -- (8.2%)
    Eli Lilly & Company...........................  10,020               824,145
    HEALTHSOUTH Corporation (1)...................  29,270               559,789
    McKesson Corporation..........................   3,800               243,200
    Merck & Company, Incorporated.................  10,235               862,299
                                                                     -----------
                                                                       2,489,433
                                                                     -----------

                       See notes to financial statements.

                                  SENECA FUNDS
                               SENECA GROWTH FUND
                            SCHEDULE OF INVESTMENTS
                                 MARCH 31, 1997
                                  (CONTINUED)
                                  (UNAUDITED)

                  NAME OF ISSUER
                AND TITLE OF ISSUE                 SHARES               VALUE
-------------------------------------------------- -------           -----------
COMMON STOCKS (CONTINUED)
  ELECTRIC UTILITIES -- (0.9%)
    Texas Utilities Company.......................   8,110               277,768
                                                                     -----------
  ELECTRICAL EQUIPMENT -- (5.2%)
    General Electric Company......................   9,280               921,040
    Honeywell, Incorporated.......................   9,430               640,061
                                                                     -----------
                                                                       1,561,101
                                                                     -----------
  ELECTRONICS -- (3.2%)
    Emerson Electric Company......................   6,000               270,000
    Motorola, Incorporated........................  11,460               691,897
                                                                     -----------
                                                                         961,897
                                                                     -----------
  FINANCIAL SERVICES -- (10.9%)
    American Express Company......................   8,250               493,969
    BankAmerica Corporation.......................   5,880               592,410
    Charles Schwab Corporation....................  15,607               497,473
    Chase Manhattan Corporation New...............   5,580               522,427
    Citicorp......................................   6,310               683,057
    Federal National Mortgage Association.........  14,350               518,394
                                                                     -----------
                                                                       3,307,730
                                                                     -----------
  FOOD & BEVERAGES -- (8.7%)
    General Mills, Incorporated...................  12,640               785,260
    Hershey Foods Corporation.....................  13,410               670,500
    PepsiCo, Incorporated.........................  19,180               625,748
    Safeway, Incorporated (1).....................  11,950               554,181
                                                                     -----------
                                                                       2,635,689
                                                                     -----------
  FORESTRY -- (1.3%)
    Georgia Pacific Corporation...................   5,350               387,875
                                                                     -----------
  HOTELS & RESTAURANTS -- (1.7%)
    HFS, Incorporated (1).........................   8,520               501,615
                                                                     -----------
  INSURANCE -- (4.4%)
    Aetna, Incorporated...........................   8,040               690,435
    Allstate Corporation..........................  10,740               637,687
                                                                     -----------
                                                                       1,328,122
                                                                     -----------

                       See notes to financial statements.

                                  SENECA FUNDS
                               SENECA GROWTH FUND
                            SCHEDULE OF INVESTMENTS
                                 MARCH 31, 1997
                                  (CONTINUED)
                                  (UNAUDITED)

                  NAME OF ISSUER
                AND TITLE OF ISSUE                 SHARES               VALUE
-------------------------------------------------- -------           -----------
COMMON STOCKS (CONTINUED)
  MANUFACTURING -- (1.2%)
    Illinois Tool Works, Incorporated.............   4,560               372,210
                                                                     -----------
  OIL -- (7.2%)
    Atlantic Richfield Company....................   6,000               810,000
    Mobil Corporation.............................   6,370               832,081
    Royal Dutch Petroleum Company.................   3,090               540,750
                                                                     -----------
                                                                       2,182,831
                                                                     -----------
  PETROLEUM SERVICES -- (1.6%)
    Schlumberger Limited..........................   4,530               485,843
                                                                     -----------
  REAL ESTATE -- (1.6%)
    Arden Realty Group, Incorporated..............   3,400                92,650
    Brandywine Realty Trust.......................  20,000               405,000
                                                                     -----------
                                                                         497,650
                                                                     -----------
  RETAIL TRADE -- (2.6%)
    TJX Companies, Incorporated...................  18,660               797,715
                                                                     -----------
  TELECOMMUNICATIONS -- (6.2%)
    Bell Atlantic Corporation.....................  15,580               948,432
    BellSouth Corporation.........................  22,260               940,485
                                                                     -----------
                                                                       1,888,917
                                                                     -----------
TOTAL COMMON STOCKS -- (COST $25,835,026).........                    25,924,686
                                                                     -----------


                       See notes to financial statements.

                                  SENECA FUNDS
                               SENECA GROWTH FUND
                            SCHEDULE OF INVESTMENTS
                                 MARCH 31, 1997
                                  (CONTINUED)
                                  (UNAUDITED)

                  NAME OF ISSUER
                AND TITLE OF ISSUE                                      VALUE
--------------------------------------------------                   -----------
SHORT TERM INVESTMENT -- (12.1%)
  REPURCHASE AGREEMENT (Cost $3,688,660)
    State Street Bank and Trust Company, 4.25%, to
      be repurchased at $3,689,095 on 04/01/97
      (collateralized by $3,650,000 par value U.S.
      Treasury Note 7.25% due 05/15/16 with a
      value of $3,767,096)........................                     3,688,660
                                                                     -----------
TOTAL INVESTMENTS -- (COST $29,523,686*)..........           97.6%    29,613,346
OTHER ASSETS LESS LIABILITIES.....................            2.4%       725,758
                                                            -----    -----------
NET ASSETS........................................          100.0%   $30,339,104
                                                            =====    ===========

---------------
(1) Non-income producing security.
  * At March 31, 1997, the aggregate cost of investment in securities and repurchase agreements for income tax purposes was $29,523,686. Net unrealized appreciation aggregated $89,660, of which $1,122,577 related to appreciated investment securities and $1,032,917 related to depreciated investment securities.

                       See notes to financial statements.

                                  SENECA FUNDS
                         SENECA MID-CAP "EDGE"(SM) FUND
                            SCHEDULE OF INVESTMENTS
                                 MARCH 31, 1997
                                  (UNAUDITED)

                 NAME OF ISSUER
               AND TITLE OF ISSUE                  SHARES               VALUE
-------------------------------------------------  -------           -----------
COMMON STOCKS -- 94.3%
  ADVERTISING SERVICES -- (2.9%)
    Outdoor Systems, Incorporated (1)............   10,160           $   303,530
                                                                     -----------
  AIRLINES -- (1.3%)
    US Airways Group, Incorporated (1)...........    5,800               142,100
                                                                     -----------
  AEROSPACE -- (3.0%)
    Precision Castparts Corporation..............    6,100               311,100
                                                                     -----------
  APPAREL MANUFACTURER -- (6.2%)
    Fruit of the Loom, Incorporated (1)..........    5,910               245,265
    Jones Apparel Group, Incorporated (1)........    4,100               152,213
    Tommy Hilfiger Corporation (1)...............    4,950               258,637
                                                                     -----------
                                                                         656,115
                                                                     -----------
  AUTO PARTS -- (0.8%)
    Miller Industries, Incorporated (1)..........    6,950                83,400
                                                                     -----------
  BROADCASTING -- (2.0%)
    Evergreen Media Corporation Class A (1)......    7,185               209,712
                                                                     -----------
  CHEMICALS -- (4.9%)
    BetzDearborn, Incorporated...................    3,730               235,456
    Praxair, Incorporated........................    6,220               279,122
                                                                     -----------
                                                                         514,578
                                                                     -----------
  COMMERCIAL SERVICES -- (3.1%)
    Envoy Corporation New (1)....................    7,820               182,793
    TeleSpectrum Worldwide, Incorporated (1).....   11,640               138,225
                                                                     -----------
                                                                         321,018
                                                                     -----------
  COMPUTER SOFTWARE -- (4.8%)
    Intel Corporation............................    1,930               268,511
    Parametric Technology Company (1)............    5,270               237,809
                                                                     -----------
                                                                         506,320
                                                                     -----------

                       See notes to financial statements.

                                  SENECA FUNDS
                         SENECA MID-CAP "EDGE"(SM) FUND
                            SCHEDULE OF INVESTMENTS
                                 MARCH 31, 1997
                                  (CONTINUED)
                                  (UNAUDITED)

                 NAME OF ISSUER
               AND TITLE OF ISSUE                  SHARES               VALUE
-------------------------------------------------  -------           -----------
COMMON STOCKS (CONTINUED)
  COMPUTERS -- (3.8%)
    Read-Rite Corporation (1)....................    8,990           $   226,997
    Sun Microsystems, Incorporated (1)...........    6,020               173,828
                                                                     -----------
                                                                         400,825
                                                                     -----------
  DRUGS & HEALTH CARE -- (5.3%)
    McKesson Corporation.........................    4,470               286,080
    PacifiCare Health Systems, Incorporated
      (1)........................................    1,790               154,387
    Teva Pharmaceutical Industries Limited.......    2,110               117,105
                                                                     -----------
                                                                         557,572
                                                                     -----------
  ELECTRIC UTILITY -- (0.8%)
    Texas Utilities Company......................    2,470                84,598
                                                                     -----------
  ELECTRONICS -- (7.9%)
    Altera Corporation (1).......................    7,470               321,210
    Applied Materials, Incorporated (1)..........    5,000               231,875
    Maxim Integrated Products, Incorporated
      (1)........................................    4,950               239,456
    Sanmina Corporation (1)......................      810                36,248
                                                                     -----------
                                                                         828,789
                                                                     -----------
  FINANCIAL SERVICES -- (11.3%)
    Charles Schwab Corporation...................    9,103               290,158
    CMAC Investment Corporation..................    7,340               244,972
    Coast Savings Financial, Incorporated (1)....    7,510               297,584
    Comerica, Incorporated.......................    6,290               354,599
                                                                     -----------
                                                                       1,187,313
                                                                     -----------
  HOME FURNISHINGS -- (2.4%)
    Furniture Brands International, Incorporated
      (1)........................................   16,670               250,050
                                                                     -----------
  HOTELS & RESTAURANTS -- (2.5%)
    HFS, Incorporated (1)........................    4,490               264,349
                                                                     -----------
  HUMAN RESOURCES -- (0.4%)
    AccuStaff, Incorporated (1)..................    2,850                47,738
                                                                     -----------

                       See notes to financial statements.

                                  SENECA FUNDS
                         SENECA MID-CAP "EDGE"(SM) FUND
                            SCHEDULE OF INVESTMENTS
                                 MARCH 31, 1997
                                  (CONTINUED)
                                  (UNAUDITED)

                 NAME OF ISSUER
               AND TITLE OF ISSUE                  SHARES               VALUE
-------------------------------------------------  -------           -----------
COMMON STOCKS (CONTINUED)
  INSURANCE -- (2.4%)
    SunAmerica, Incorporated.....................    6,770           $   254,721
                                                                     -----------
  LEISURE -- (3.0%)
    Callaway Golf Company........................    3,630               103,909
    Carnival Corporation.........................    5,700               210,900
                                                                     -----------
                                                                         314,809
                                                                     -----------
  MACHINERY -- (1.4%)
    JLG Industries, Incorporated.................    7,650               150,131
                                                                     -----------
  MEDICAL PRODUCTS -- (1.8%)
    IDEXX Laboratories, Incorporated (1).........    6,390                89,460
    Nitinol Medical Technologies, Incorporated
      (1)........................................   12,150                97,200
                                                                     -----------
                                                                         186,660
                                                                     -----------
  OIL -- (4.9%)
    Seacor Holdings (1)..........................    5,340               286,358
    Vintage Petroleum, Incorporated..............    7,560               226,800
                                                                     -----------
                                                                         513,158
                                                                     -----------
  RETAIL TRADE -- (8.1%)
    CVS Corporation..............................    4,340               200,182
    Footstar, Incorporated (1)...................   11,590               343,354
    TJX Companies, Incorporated..................    7,080               302,670
                                                                     -----------
                                                                         846,206
                                                                     -----------
  SOFTWARE -- (5.3%)
    HNC Software, Incorporated (1)...............   11,430               298,609
    Peoplesoft, Incorporated (1).................    6,340               253,600
                                                                     -----------
                                                                         552,209
                                                                     -----------
  THEATERS -- (1.9%)
    Regal Cinemas, Incorporated (1)..............    7,235               195,345
                                                                     -----------
  WATER TREATMENT SYSTEMS -- (2.1%)
    U.S. Filter Corporation (1)..................    7,060               217,977
                                                                     -----------
TOTAL COMMON STOCKS -- (COST $10,324,942)........                      9,900,323
                                                                     -----------

                       See notes to financial statements.

                                  SENECA FUNDS
                         SENECA MID-CAP "EDGE"(SM) FUND
                            SCHEDULE OF INVESTMENTS
                                 MARCH 31, 1997
                                  (CONTINUED)
                                  (UNAUDITED)

                 NAME OF ISSUER
               AND TITLE OF ISSUE                                       VALUE
-------------------------------------------------                    -----------
SHORT TERM INVESTMENT -- (4.1%)
  REPURCHASE AGREEMENT(Cost $427,726)
    State Street Bank and Trust Company, 4.25%,
      to be repurchased at $427,777 on 04/01/97
      (collateralized by $425,000 par value U.S.
      Treasury Note 7.25% due 05/15/16 with a
      value of $438,634).........................                    $   427,726
                                                                     -----------
TOTAL INVESTMENTS -- (COST $10,752,668*).........            98.4%    10,328,049
OTHER ASSETS LESS LIABILITIES....................             1.6%       170,936
                                                            -----    -----------
NET ASSETS.......................................           100.0%   $10,498,985
                                                            =====    ===========

---------------
(1) Non-income producing security.
  * At March 31, 1997, the aggregate cost of investment in securities and repurchase agreements for income tax purposes was $10,752,668. Net unrealized depreciation aggregated $(424,619), of which $437,670, related to appreciated investment securities and $862,289, related to depreciated investment securities.

                       See notes to financial statements.

                                  SENECA FUNDS
                                SENECA BOND FUND
                            SCHEDULE OF INVESTMENTS
                                 MARCH 31, 1997
                                  (UNAUDITED)

        NAME OF ISSUER         INTEREST   MATURITY   PRINCIPAL
      AND TITLE OF ISSUE         RATE       DATE      AMOUNT               VALUE
------------------------------ --------  ----------  ---------           ----------
CORPORATE BONDS -- 77.0%
  AIRLINES -- (5.0%)
    Alaska Airlines,
      Incorporated............   9.500%  04/12/2010   121,979            $  128,078
    United Airlines,
      Incorporated............  10.110%  02/19/2006    23,107                25,307
    United Airlines,
      Incorporated............   9.760%  05/27/2006    93,012               101,156
    United Airlines,
      Incorporated............   9.020%  04/19/2012    94,463                99,085
                                                                         ----------
                                                                            353,626
                                                                         ----------
  ASSET BACKED -- (4.8%)
    Chrysler Financial
      Corporation Grantor
      Trust, Series 11A, Class
      A.......................   8.900%  08/15/1997    96,684                97,325
    General Electric Capital
      Mortgage Services,
      Incorporated, Series
      1994-21, Class B1.......   6.500%  08/25/2009    35,224                32,934
    General Motors Acceptance
      Corporation Series
      1994-A, Class A.........   6.300%  06/15/1999    50,415                50,607
    Olympic Automobile
      Receivable Trust Series
      1996-B..................   6.900%  02/15/2004   120,000               120,361
    Standard Credit Card
      Master Trust I, Series
      1993-2, Class A.........   5.950%  10/07/2004    40,000                37,575
                                                                         ----------
                                                                            338,802
                                                                         ----------
  BROADCASTING -- (8.3%)
    Chancellor Broadcasting
      Corporation.............  12.500%  10/01/2004    50,000                56,250
    Chancellor Broadcasting
      Corporation.............   9.375%  10/01/2004    75,000                75,187
    Commodore Media,
      Incorporated............   7.500%  05/01/2003   150,000               163,500
    Jacor, Incorporated.......  10.125%  06/15/2006   100,000               101,000
    SFX Broadcasting,
      Incorporated............  10.750%  05/15/2006   100,000               104,250

                       See notes to financial statements.

                                  SENECA FUNDS
                                SENECA BOND FUND
                            SCHEDULE OF INVESTMENTS
                                 MARCH 31, 1997
                                  (CONTINUED)
                                  (UNAUDITED)

        NAME OF ISSUER         INTEREST   MATURITY   PRINCIPAL
      AND TITLE OF ISSUE         RATE       DATE      AMOUNT               VALUE
------------------------------ --------  ----------  ---------           ----------
CORPORATE BONDS (CONTINUED)
  BROADCASTING (CONTINUED)
    Young Broadcasting
      Corporation.............  11.750%  11/15/2004    75,000            $   80,625
                                                                         ----------
                                                                            580,812
                                                                         ----------
  COMMERCIAL SERVICES -- (1.5%)
    Iron Mountain,
      Incorporated............  10.125%  10/01/2006   100,000               103,250
                                                                         ----------
  DRUGS & HEALTH CARE -- (0.5%)
    Abbey Healthcare Group....   9.500%  11/01/2002    25,000                26,000
    Quorum Health Group,
      Incorporated............  11.875%  12/15/2002     5,000                 5,481
                                                                         ----------
                                                                             31,481
                                                                         ----------
  DEFENSE -- (1.4%)
    Tracor, Incorporated......   8.500%  03/01/2007   100,000                97,500
                                                                         ----------
  ENERGY -- (7.3%)
    El Paso Tenneco...........   9.140%  12/31/2001   300,000               300,000
    SFP Pipeline Holdings.....  11.160%  08/15/2010   175,000               211,496
                                                                         ----------
                                                                            511,496
                                                                         ----------
  FINANCE & BANKING -- (16.1%)
    Aetna Services,
      Incorporated............   7.625%  08/15/2026    75,000                72,088
    Countrywide Capital
      Incorporated............   8.000%  12/15/2026   200,000               192,527
    Countrywide Funding.......   5.900%  04/22/1999    30,000                29,942
    Bear Stearns Company,
      Incorporated............   5.520%  08/26/1997    60,000                59,969
    Dollar Financial Group....  10.875%  11/15/2006   150,000               151,500
    Donaldson Lufkin &
      Jenrette................   6.875%  11/01/2005    50,000                47,585
    Lehman Brothers
      Holdings................   8.800%  03/01/2015    80,000                87,234
    Security Capital Pacific
      Trust...................   7.900%  02/15/2016   200,000               189,874
    Societe Generale New
      York....................   7.400%  06/01/2006    90,000                89,021

                       See notes to financial statements.

                                  SENECA FUNDS
                                SENECA BOND FUND
                            SCHEDULE OF INVESTMENTS
                                 MARCH 31, 1997
                                  (CONTINUED)
                                  (UNAUDITED)

        NAME OF ISSUER         INTEREST   MATURITY   PRINCIPAL
      AND TITLE OF ISSUE         RATE       DATE      AMOUNT               VALUE
------------------------------ --------  ----------  ---------           ----------
CORPORATE BONDS (CONTINUED)
  FINANCE & BANKING (CONTINUED)
    Wells Fargo Capital A.....   8.125%  12/01/2026   100,000            $   96,942
    Wells Fargo Capital B.....   7.950%  12/01/2026   125,000               119,194
                                                                         ----------
                                                                          1,135,876
                                                                         ----------
  GAMES, TOYS -- (2.2%)
    Mattel, Incorporated......  10.125%  08/15/2002   150,000               156,938
                                                                         ----------
  GROCERY STORES -- (1.3%)
    Smith's Food & Drug
      Centers, Incorporated...   8.640%  07/02/2012   100,000                94,500
                                                                         ----------
  HOTELS -- (8.5%)
    Caesars World.............   8.875%  08/15/2002   220,000               229,900
    California Hotels
      Finance.................  11.000%  12/01/2002    75,000                78,750
    Casino America............  11.500%  11/15/2001    75,000                80,133
    John Q. Hammons Hotels....   8.875%  02/15/2004    30,000                29,475
    John Q. Hammons Hotels....   9.750%  10/01/2005   100,000               101,750
    Wyndham Hotel
      Corporation.............  10.500%  05/15/2006    75,000                78,938
                                                                         ----------
                                                                            598,946
                                                                         ----------
  INDUSTRIAL -- (0.5%)
    MVE, Incorporated.........  12.500%  02/15/2002    30,000                32,100
                                                                         ----------
  MULITMEDIA -- (8.0%)
    Cablevision Industries
      Corporation.............   9.250%  04/01/2008    90,000                93,432
    Continental Cablevision...  10.625%  06/15/2002   115,000               122,007
    Continental Cablevision...   8.875%  09/15/2005   100,000               107,619
    Continental Cablevision...   8.300%  05/15/2006    30,000                31,107
    News Corporation
      Limited.................   0.000%  06/15/1999   200,000               172,000
    Time Warner,
      Incorporated............   9.125%  01/15/2013    35,000                37,178
                                                                         ----------
                                                                            563,343
                                                                         ----------

                       See notes to financial statements.

                                  SENECA FUNDS
                                SENECA BOND FUND
                            SCHEDULE OF INVESTMENTS
                                 MARCH 31, 1997
                                  (CONTINUED)
                                  (UNAUDITED)

        NAME OF ISSUER         INTEREST   MATURITY   PRINCIPAL
      AND TITLE OF ISSUE         RATE       DATE      AMOUNT               VALUE
------------------------------ --------  ----------  ---------           ----------
CORPORATE BONDS (CONTINUED)
OFFICE SUPPLIES -- (1.6%)
    Corporate Express,
      Incorporated............   9.125%  03/15/2004    75,000            $   74,062
    Scotsman Group............   9.500%  12/15/2000    40,000                40,900
                                                                         ----------
                                                                            114,962
                                                                         ----------
  REAL ESTATE -- (5.2%)
    ERP Operating Limited
      Partnership.............   7.570%  08/15/2026   150,000               149,979
    Spieker Properties,
      Incorporated............   8.000%  07/19/2005   100,000               101,179
    Property Trust America....   6.875%  02/15/2008     5,000                 4,742
    Washington REIT...........   7.125%  08/13/2003   110,000               108,202
                                                                         ----------
                                                                            364,102
                                                                         ----------
  THEATERS -- (4.8%)
    Cobb Theaters,
      Incorporated............  10.625%  03/01/2003   100,000               103,250
    Plitt Theaters,
      Incorporated............  10.875%  06/15/2004    75,000                76,313
    United Artists Theatre
      Circuit, Incorporated
      Sr. Secured Notes,
      Series B................  11.500%  05/01/2002   150,000               157,688
                                                                         ----------
                                                                            337,251
                                                                         ----------
TOTAL CORPORATE BONDS -- (COST $5,429,286).........                       5,414,985
                                                                         ----------
U.S. GOVERNMENT AGENCIES -- (8.8%)
  COLLATERALIZED MORTGAGE OBLIGATION -- (8.5%)
    Federal Home Loan Mortgage
      Corporation, REMIC,
      Series 151, Class E.....   9.000%  09/15/2020    35,227                35,814
    Federal Home Loan Mortgage
      Corporation, REMIC,
      Series 1032, Class E....   8.750%  12/15/2020    36,590                37,643

                       See notes to financial statements.

                                  SENECA FUNDS
                                SENECA BOND FUND
                            SCHEDULE OF INVESTMENTS
                                 MARCH 31, 1997
                                  (CONTINUED)
                                  (UNAUDITED)

        NAME OF ISSUER         INTEREST   MATURITY   PRINCIPAL
      AND TITLE OF ISSUE         RATE       DATE      AMOUNT               VALUE
------------------------------ --------  ----------  ---------           ----------
U.S. GOVERNMENT AGENCIES (CONTINUED)
  COLLATERALIZED MORTGAGE OBLIGATION (CONTINUED)
    Federal Home Loan Mortgage
      Corporation, REMIC,
      Series 1142, Class H....   7.950%  12/15/2020   300,000            $  305,126
    Federal National Mortgage
      Association, REMIC,
      Series 1989-80, Class
      E.......................   9.000%  09/25/2018    88,782                91,112
    Federal National Mortgage
      Association, REMIC,
      Series 1990-4, Class
      G.......................   8.750%  05/25/2017    90,070                92,473
    Federal National Mortgage
      Association, I.O........   2.844%  10/25/2023   722,764                33,880
                                                                         ----------
                                                                            596,048
                                                                         ----------
  MORTGAGE-BACKED PASS-THROUGH SECURITY -- (0.3%)
    Government National
      Mortgage Association,
      Pool #408215............   7.000%  02/15/2026    24,037                22,940
                                                                         ----------
TOTAL U.S. GOVERNMENT AGENCIES -- (COST
  $622,868)........................................                         618,988
                                                                         ----------
FOREIGN BONDS -- (2.4%)
  CORPORATE -- (2.0%)
    NAV Canada................   6.450%  06/01/2004   200,000               143,100
                                                                         ----------
  GOVERNMENT -- (0.4%)
    Republic of Brazil........   6.500%  01/01/2001    26,100                25,545
                                                                         ----------
TOTAL FOREIGN BONDS -- (COST $170,711).............                         168,645
                                                                         ----------
                                                      SHARES
                                                      ------
PREFERRED STOCK -- 2.3% -- (COST $159,750)
    Microsoft Corporation, Pfd
      Series A................                          2,000               162,250
                                                                         ----------

                       See notes to financial statements.

                                  SENECA FUNDS
                                SENECA BOND FUND
                            SCHEDULE OF INVESTMENTS
                                 MARCH 31, 1997
                                  (CONTINUED)
                                  (UNAUDITED)

        NAME OF ISSUER
      AND TITLE OF ISSUE                              SHARES               VALUE
------------------------------                       ---------           ----------
OPTIONS -- 0.2% (COST $12,546)
    Canadian Dollar Put Option,
      Expire 3/98..................................   206,324            $   13,700
                                                                         ----------
WARRANTS -- 0.0% (COST $0)
    MVE, Incorporated, Expire 2/02.................        30                     0
                                                                         ----------
TOTAL INVESTMENTS IN SECURITIES -- (COST
  $6,395,161)......................................                       6,378,568
                                                                         ----------
SHORT TERM INVESTMENTS -- 5.0% (Cost $351,649)
                               INTEREST   MATURITY   PRINCIPAL
                                 RATE       DATE      AMOUNT
                               --------  ----------  ---------
  COMMERCIAL PAPER
    Airtouch Communications...    6.85%  04/01/1997   300,000               300,000
                                                                         ----------
  REPURCHASE AGREEMENT
    State Street Bank and Trust Company, 4.25%, to
      be repurchased at $51,655 on 04/01/97
      (collateralized by $52,000 par value U.S.
      Treasury Note 7.25% due 05/15/16, with a
      value of $53,668)............................                          51,649
                                                                         ----------
TOTAL SHORT TERM INVESTMENTS.......................                         351,649
                                                                         ----------
TOTAL INVESTMENTS -- (COST $6,746,810*)............              95.7%    6,730,217
OTHER ASSETS LESS LIABILITIES......................               4.3%      306,364
                                                                -----    ----------
NET ASSETS.........................................             100.0%   $7,036,581
                                                                =====    ==========

---------------
* At March 31, 1997, the aggregate cost of investment in securities and repurchase agreements for income tax purposes was $6,746,810. Net unrealized depreciation aggregated $(16,593), of which $49,097 related to appreciated investment securities and $65,690 related to depreciated investment securities.

                       See notes to financial statements.

                                  SENECA FUNDS
                       SENECA REAL ESTATE SECURITIES FUND
                            SCHEDULE OF INVESTMENTS
                                 MARCH 31, 1997
                                  (UNAUDITED)

                NAME OF ISSUER
              AND TITLE OF ISSUE                 SHARES                 VALUE
-----------------------------------------------  -------             -----------
COMMON STOCKS -- 95.6%
  FINANCIAL SERVICES -- 3.0%
    Federal National Mortgage Association......   11,000             $   397,375
    Green Tree Financial Corporation...........    7,700                 259,875
                                                                     -----------
                                                                         657,250
                                                                     -----------
  HOTELS AND RESTAURANTS -- 4.7%
    Circus Circus Entertainment(1).............   19,400                 504,400
    Host Marriott Corporation(1)...............   29,000                 493,000
                                                                     -----------
                                                                         997,400
                                                                     -----------
  REAL ESTATE DEVELOPMENT -- 3.8%
    Catellus Development Corporation(1)........   52,400                 799,100
                                                                     -----------
  REAL ESTATE INVESTMENT TRUSTS -- 84.1%
    Ambassador Apartments, Incorporated........   20,300                 507,500
    American General Hospitality Corporation...   18,000                 490,500
    Apartment Investment and Management Company
      Class A..................................   17,470                 508,814
    Avalon Properties, Incorporated............   13,100                 360,250
    Bedford Property Investors, Incorporated...   17,000                 335,750
    Cali Realty Corporation....................   26,000                 832,000
    CarrAmerica Realty Corporation.............   10,000                 307,500
    CBL & Associates Properties,
      Incorporated.............................    7,000                 171,500
    Centerpoint Properties.....................   19,700                 603,312
    Developers Diversified Realty
      Corporation..............................   12,200                 460,550
    Equity Residential Properties Trust........   19,900                 883,062
    Evans Withycombe Residential,
      Incorporated.............................   28,000                 577,500
    Felcor Suite Hotels, Incorporated..........   19,275                 708,356
    First Industrial Realty Trust,
      Incorporated.............................   14,000                 442,750
    Glenborough Realty Trust, Incorporated.....   13,000                 260,000
    Highwoods Properties, Incorporated.........   14,975                 501,662
    Irvine Apartment Communities,
      Incorporated.............................   13,436                 381,247
    Liberty Property Trust.....................   29,550                 723,975
    Manufactured Home Communities..............   27,700                 605,938
    Pacific Gulf Properties, Incorporated......   31,750                 690,562
    Patriot American Hospitality,
      Incorporated.............................   46,360               1,124,230
    Prentiss Properties Trust..................   16,200                 411,075

                       See notes to financial statements.

                                  SENECA FUNDS
                       SENECA REAL ESTATE SECURITIES FUND
                            SCHEDULE OF INVESTMENTS
                                 MARCH 31, 1997
                                  (CONTINUED)
                                  (UNAUDITED)

                NAME OF ISSUER
              AND TITLE OF ISSUE                 SHARES                 VALUE
-----------------------------------------------  -------             -----------
  (CONTINUED)REAL ESTATE INVESTMENT TRUSTS
    (CONTINUED)
    Redwood Trust, Incorporated................   14,800             $   684,600
    Security Capital Atlantic, Incorporated....   16,800                 373,800
    Security Capital Pacific Trust.............   23,600                 575,250
    Simon Debartolo Group, Incorporated........   20,615                 623,604
    Speiker Properties, Incorporated...........   32,000               1,248,000
    Sunstone Hotel Investors, Incorporated.....   28,900                 379,313
    The Macerich Company.......................   20,000                 560,000
    Thornburg Mortgage Asset Association.......   23,700                 450,300
    TriNet Corporate Realty Trust,
      Incorporated.............................   21,500                 679,938
    Urban Shopping Centers, Incorporated.......   15,000                 450,000
                                                                     -----------
                                                                      17,912,838
                                                                     -----------
TOTAL COMMON STOCKS -- (COST $19,409,477)......                       20,366,588
                                                                     -----------
SHORT TERM INVESTMENT -- 7.5%
  REPURCHASE AGREEMENT (Cost $1,593,315)
    State Street Bank and Trust Company, 4.25%,
      to be repurchased at $1,593,503 on
      04/01/97 (collateralized by $1,575,000
      par value U.S. Treasury Note 7.25% due
      05/15/16, with a value of $1,625,528)....                        1,593,315
                                                                     -----------
TOTAL INVESTMENTS -- (COST $21,002,792*).......             103.1%    21,959,903
OTHER ASSETS LESS LIABILITIES..................              (3.1)%     (666,509)
                                                            -----    -----------
NET ASSETS.....................................             100.0%   $21,293,394
                                                            =====    ===========

---------------
(1) Non-income producing security.
 * At March 31, 1997, the aggregate cost of investment in securities and repurchase agreements for income tax purposes was $21,002,792. Net unrealized appreciation aggregated $957,111, of which $1,448,436 related to appreciated investment securities and $491,326 related to depreciated investment securities.

                       See notes to financial statements.

                                  SENECA FUNDS

                      STATEMENTS OF ASSETS AND LIABILITIES
                                 MARCH 31, 1997
                                  (UNAUDITED)

                                                MID-CAP                 REAL ESTATE
                                              "EDGE"(SM)                SECURITIES
                                GROWTH FUND      FUND       BOND FUND      FUND
                                -----------   -----------   ----------  -----------
ASSETS
  Investments in securities, at
    value (Note 2)............. $25,924,686   $ 9,900,323   $6,378,568  $20,366,588
  Short Term Investments.......   3,688,660       427,726      351,649    1,593,315
  Cash.........................          --            --           --       12,593
  Dividends and interest
    receivable.................      20,798         7,105      128,520      107,537
  Receivable for securities
    sold.......................     409,177       150,890       29,500           --
  Receivable for Fund shares
    sold.......................   1,388,364       201,953      390,853      100,602
  Deferred organizational costs
    (Note 5)...................      40,740        41,112       40,740       40,740
  Due from Investment Manager
    (Note 3)...................      13,644        40,853       47,053       64,839
                                -----------   -----------   ----------  -----------
    TOTAL ASSETS...............  31,486,069    10,769,962    7,366,883   22,286,214
LIABILITIES
  Payable for securities
    purchased..................   1,083,551       227,237      305,438      915,332
  Payable for fund shares
    redeemed...................       1,000         4,141        1,341       18,948
  Trustees fees payable (Note
    3).........................       2,476         2,475        2,476        2,476
  Distribution fees payable
    (Note 3)...................       1,726         1,784           --        1,071
  Other accrued expenses.......      58,212        35,340       21,047       54,993
                                -----------   -----------   ----------  -----------
    TOTAL LIABILITIES..........   1,146,965       270,977      330,302      992,820
                                -----------   -----------   ----------  -----------
    NET ASSETS................. $30,339,104   $10,498,985   $7,036,581  $21,293,394
                                ===========   ===========   ==========  ===========
NET ASSETS
  Capital paid-in.............. $30,006,228   $11,413,652   $7,033,332  $19,928,855
  Undistributed net investment
    income.....................      (7,768)      (58,848)     (14,604)      (8,326)
  Accumulated net realized gain
    (loss) on investments......     250,984      (431,200)      34,446      415,754
  Net unrealized appreciation
    (depreciation) of
    investments................      89,660      (424,619)     (16,593)     957,111
                                -----------   -----------   ----------  -----------
    NET ASSETS................. $30,339,104   $10,498,985   $7,036,581  $21,293,394
                                ===========   ===========   ==========  ===========
  INVESTMENTS IN SECURITIES, AT
    COST....................... $25,835,026   $10,324,942   $6,395,161  $19,409,477
  INSTITUTIONAL SHARES:
    Net Assets................. $26,253,892   $ 8,112,750   $7,036,581  $18,780,885
    Total shares outstanding...   1,992,400       661,953      701,807    1,457,227
  Net asset value, offering and
    redemption price per
    Institutional share........ $     13.18   $     12.26   $    10.03  $     12.89
                                ===========   ===========   ==========  ===========

                       See notes to financial statements.

                                  SENECA FUNDS
                      STATEMENTS OF ASSETS AND LIABILITIES
                                 MARCH 31, 1997
                                  (CONTINUED)
                                  (UNAUDITED)

                                                MID-CAP                 REAL ESTATE
                                              "EDGE"(SM)                SECURITIES
                                GROWTH FUND      FUND       BOND FUND      FUND
                                -----------   -----------   ----------  -----------
  ADMINISTRATIVE SHARES:
    Net Assets................. $ 4,085,212   $ 2,386,235   $       --  $ 2,512,509
    Total shares outstanding...     311,837       194,011           --      195,261
  Net asset value, offering and
    redemption price per
    Administrative share....... $     13.10   $     12.30   $       --  $     12.87
                                ===========   ===========   ==========  ===========

                       See notes to financial statements.

                                  SENECA FUNDS
                            STATEMENTS OF OPERATIONS
                    FOR THE SIX MONTHS ENDED MARCH 31, 1997
                                  (UNAUDITED)

                                               MID-CAP                 REAL ESTATE
                                  GROWTH     "EDGE"(SM)      BOND      SECURITIES
                                   FUND         FUND         FUND         FUND
                                 ---------   -----------   ---------   -----------
INVESTMENT INCOME
  Dividends..................... $ 116,385   $    12,519   $   1,013   $  267,257
  Interest......................    70,075        33,209     230,033       51,719
                                 ---------   -----------   ---------   ----------
    TOTAL INCOME................   186,460        45,728     231,046      318,976
                                 =========   ===========   =========   ==========
EXPENSES
  Management fee(Note 3)........    74,087        42,872      14,502       55,447
  Administrative fee(Note 3)....    32,973        32,338      32,582       32,752
  Transfer agent fees...........    27,653        29,662      12,042       19,905
  Custodian fees................    22,080        20,838      19,048       21,560
  Distribution fees(Note 3).....     2,036         2,867         139        1,324
  Registration and filing
    fees........................     9,930         8,410       8,090        8,694
  Audit fees....................     8,945         8,945       7,445        7,445
  Legal fees....................    12,638        12,638      12,638       12,638
  Trustees fees.................     4,979         4,979       4,979        4,979
  Amortization of organization
    expenses(Note 5)............    23,663        23,505      23,663       23,663
  Other.........................     1,942         1,950       2,192        2,392
                                 ---------   -----------   ---------   ----------
  Expenses before waiver and
    reimbursement...............   220,926       189,004     137,320      190,799
  Fees waived and expenses
    reimbursed by Investment
    Manager (Note 3)............   (75,835)     (109,069)   (106,399)     (70,123)
                                 ---------   -----------   ---------   ----------
    TOTAL EXPENSES..............   145,091        79,935      30,921      120,676
                                 ---------   -----------   ---------   ----------
    NET INVESTMENT INCOME.......    41,369       (34,207)    200,125      198,300
                                 ---------   -----------   ---------   ----------
REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS
  Net realized gain (loss) on
    investments.................   302,111      (431,241)     35,346      422,877
  Change in net unrealized
    appreciation of
    investments.................  (529,759)   (1,442,394)    (66,198)     892,945
                                 ---------   -----------   ---------   ----------
    NET REALIZED AND UNREALIZED
      GAIN ON INVESTMENTS.......  (227,648)   (1,873,635)    (30,852)   1,315,822
                                 ---------   -----------   ---------   ----------
NET INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS..... $(186,279)  $(1,907,842)  $ 169,273   $1,514,122
                                 =========   ===========   =========   ==========

                       See notes to financial statements.

                                  SENECA FUNDS
                      STATEMENTS OF CHANGES IN NET ASSETS

                                                                 MID-CAP
                                    GROWTH                     "EDGE" (SM)
                                     FUND                         FUND
                          ---------------------------  ---------------------------
                           SIX MONTHS                   SIX MONTHS
                             ENDED         PERIOD         ENDED         PERIOD
                           MARCH 31,        ENDED       MARCH 31,        ENDED
                              1997      SEPTEMBER 30,      1997      SEPTEMBER 30,
                          (UNAUDITED)       1996*      (UNAUDITED)       1996*
                          ------------  -------------  ------------  -------------
INCREASE IN NET ASSETS
  From operations:
    Net investment
      income............. $    41,369    $    32,326   $   (34,207)   $     4,615
    Net realized gain
      (loss) on
      investments........     302,111        965,464      (431,241)        77,414
    Change in net
      unrealized
      appreciation of
      investments........    (529,759)       619,419    (1,442,394)     1,017,775
                          -----------    -----------   -----------    -----------
    Net (decrease)
      increase in net
      assets resulting
      from operations....    (186,279)     1,617,209    (1,907,842)     1,099,804
  Dividends and
    Distributions to
    shareholders from
    Net investment
      income:
      Administrative
        Shares...........        (328)            --            (7)            --
      Institutional
        Shares...........     (99,420)            --       (47,399)            --
    Net realized gains:
      Administrative
        Shares...........     (18,738)            --       (12,055)            --
      Institutional
        Shares...........    (997,853)            --       (65,318)            --
  Net increase from Fund
    share transactions
    (Note 6).............  18,255,796     11,743,717     3,748,457      7,658,345
                          -----------    -----------   -----------    -----------
        TOTAL INCREASE...  16,953,178     13,360,926     1,715,836      8,758,149
  Net Assets
    Beginning of
      period.............  13,385,926         25,000     8,783,149         25,000
                          -----------    -----------   -----------    -----------
    End of period (a).... $30,339,104    $13,385,926   $10,498,985    $ 8,783,149
                          ===========    ===========   ===========    ===========
  (a) Including
      undistributed net
      investment
      income............. $    (7,768)   $    50,611   $   (58,848)   $    22,765

---------------
* The Growth, Mid-Cap "EDGE"(SM), Bond, and Real Estate Securities Funds commenced investment operations on March 8, 1996, March 8, 1996, March 7, 1996, and March 12, 1996, respectively.

                       See notes to financial statements.

                                  SENECA FUNDS
                      STATEMENTS OF CHANGES IN NET ASSETS

                                                              REAL ESTATE
                                     BOND                     SECURITIES
                                     FUND                        FUND
                          --------------------------  ---------------------------
                          SIX MONTHS                   SIX MONTHS
                             ENDED        PERIOD         ENDED         PERIOD
                           MARCH 31,       ENDED       MARCH 31,        ENDED
                             1997      SEPTEMBER 30,      1997      SEPTEMBER 30,
                          (UNAUDITED)      1996*      (UNAUDITED)       1996*
                          -----------  -------------  ------------  -------------
INCREASE IN NET ASSETS
  From operations:
    Net investment
      income............. $  200,125    $    93,149   $   198,300    $     8,501
    Net realized gain
      (loss) on
      investments........     35,346         13,694       422,877         (2,568)
    Change in net
      unrealized
      appreciation of
      investments........    (66,198)        49,605       892,945         64,166
                          ----------    -----------   -----------    -----------
    Net increase in net
      assets resulting
      from operations....    169,273        156,448     1,514,122         70,099
  Dividends and
    Distributions to
    shareholders from
    Net investment
      income:
      Administrative
        Shares...........     (2,145)        (1,994)      (14,219)        (1,227)
      Institutional
        Shares...........   (232,011)       (90,013)     (210,788)        (7,178)
    Net realized gains:
      Administrative
        Shares...........       (672)            --          (194)            --
      Institutional
        Shares...........    (13,922)            --        (4,361)            --
  Net increase from Fund
    share transactions
    (Note 6).............  2,993,464      4,033,153    18,713,271      1,208,869
                          ----------    -----------   -----------    -----------
        TOTAL INCREASE...  2,913,987      4,097,594    19,997,831      1,270,563
  Net Assets
    Beginning of
      period.............  4,122,594         25,000     1,295,563         25,000
                          ----------    -----------   -----------    -----------
    End of period (a).... $7,036,581    $ 4,122,594   $21,293,394    $ 1,295,563
                          ==========    ===========   ===========    ===========
  (a) Including
      undistributed net
      investment
      income............. $  (14,604)   $    19,427   $    (8,326)   $    18,381

---------------
* The Growth, Mid-Cap "EDGE"(SM), Bond, and Real Estate Securities Funds commenced investment operations on March 8, 1996, March 8, 1996, March 7, 1996, and March 12, 1996, respectively.

                       See notes to financial statements.

                                  SENECA FUNDS
                              FINANCIAL HIGHLIGHTS
                              INSTITUTIONAL SHARES

                                                                      MID-CAP
                                        GROWTH FUND               "EDGE"(SM) FUND
                                 --------------------------  --------------------------
                                 SIX MONTHS                  SIX MONTHS
                                    ENDED        PERIOD         ENDED        PERIOD
                                  MARCH 31,       ENDED       MARCH 31,       ENDED
                                    1997      SEPTEMBER 30,     1997      SEPTEMBER 30,
                                 (UNAUDITED)      1996*      (UNAUDITED)      1996*
                                 -----------  -------------  -----------  -------------
Net Asset Value at Beginning of
  Period........................ $     13.74   $     10.00   $    14.97    $     10.00
                                 -----------   -----------   ----------     ----------
Income from Investment
 Operations:
 Net Investment Income
   (Loss) (1)...................       (0.01)         0.03        (0.03)          0.01
 Net Realized and Unrealized
   Gain on Investments..........        0.29          3.71        (2.51)          4.96
                                 -----------   -----------   ----------     ----------
 Total from Investment
   Operations...................        0.28          3.74        (2.54)          4.97
                                 -----------   -----------   ----------     ----------
Distributions to Shareholders
 from Net Investment Income.....       (0.07)           --        (0.07)            --
 Net Realized Gains.............       (0.77)           --        (0.10)            --
                                 -----------   -----------   ----------     ----------
 Total Distribution.............       (0.84)           --        (0.17)            --
                                 -----------   -----------   ----------     ----------
Net Asset Value at End of
 Period......................... $     13.18   $     13.74   $    12.26    $     14.97
                                 ===========   ===========   ==========     ==========
Total Return (2)................        2.09%        37.40%      (17.15)%        49.70%

Ratios & Supplemental Data
 Net Assets at End of Period.... $26,253,892   $12,919,525   $8,112,750    $ 7,427,656
 Ratio of Operating Expenses to
   Average Net Assets (3).......        1.30%         0.81%        1.34%          0.90%
 Ratio of Operating Expenses to
   Average Net Assets (3)(4)....        1.93%         3.49%        3.19%          5.73%
 Ratio of Net Investment Income
   (Loss) to Average Net Assets
   (3)..........................        0.46%         0.76%        (.49)%         0.27%
 Portfolio Turnover Rate........       72.23%        87.66%      112.29%         72.34%
 Average Commission Rate (5).... $    0.0598   $    0.0598   $   0.0591    $    0.0595

---------------

 * The Growth, Mid-Cap "EDGE"(SM), Bond, and Real Estate Securities Funds commenced investment operations on March 8, 1996, March 8, 1996, March 7, 1996, and March 12, 1996, respectively.

(1)-(5) See page 23.

                       See notes to financial statements.

                                  SENECA FUNDS
                              FINANCIAL HIGHLIGHTS
                              INSTITUTIONAL SHARES
                                  (CONTINUED)

(1) Net investment income (loss) is after waiver of certain fees and reimbursement of certain expenses by the Investment Manager (see Note 3 to the financial statements). If the Investment Manager had not waived fees and reimbursed expenses, net investment income (loss) per share would have been as follows for the six months ended March 31, 1997 and the period ended September 30, 1996, respectively: $(0.02) and $(0.09) for the Growth Fund; $(0.19) and $(0.19) for the Mid-Cap "EDGE"(SM) Fund.
(2) Total return represents total return for the period indicated. The total return would have been lower if certain fees and expenses had not been waived or reimbursed by the advisor.
(3) Annualized.
(4) If the Investment Manager had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been as indicated.
(5) The average commission paid is applicable for the Funds that invest greater than 10% of average net assets in equity securities transactions on which commissions are charged.

                       See notes to financial statements.

                                  SENECA FUNDS
                              FINANCIAL HIGHLIGHTS
                              INSTITUTIONAL SHARES

                                                                   REAL ESTATE
                                       BOND FUND                 SECURITIES FUND
                               --------------------------  ---------------------------
                               SIX MONTHS                   SIX MONTHS
                                  ENDED        PERIOD         ENDED         PERIOD
                                MARCH 31,       ENDED       MARCH 31,        ENDED
                                  1997      SEPTEMBER 30,      1997      SEPTEMBER 30,
                               (UNAUDITED)      1996*      (UNAUDITED)       1996*
                               -----------  -------------  ------------  -------------
Net Asset Value at Beginning
  of Period................... $    10.09    $     10.00   $     11.10    $     10.00
                               ----------    -----------   -----------    -----------
Income from Investment
 Operations:
 Net Investment Income (1)....       0.32           0.31            --           0.13
 Net Realized and Unrealized
   Gain on Investments........       0.03           0.08          1.97           1.10
                               ----------    -----------   -----------    -----------
 Total from Investment
   Operations.................       0.35           0.39          1.97           1.23
                               ----------    -----------   -----------    -----------
Distributions to Shareholders from
 Net Investment Income........      (0.39)         (0.30)        (0.17)         (0.13)
 Net Realized Gains...........      (0.02)            --         (0.01)            --
                               ----------    -----------   -----------    -----------
 Total Distribution...........      (0.41)         (0.30)        (0.18)         (0.13)
                               ----------    -----------   -----------    -----------
Net Asset Value at End of
 Period....................... $    10.03    $     10.09   $     12.89    $     11.10
                               ==========    ===========   ===========    ===========
   Total Return (2)...........       3.47%          4.02%        17.70%         12.39%

Ratios & Supplemental Data
 Net Assets at End of
   Period..................... $7,036,581    $ 3,926,664   $18,780,885    $ 1,073,080
 Ratio of Operating Expenses
   to Average Net Assets
   (3)........................       1.09%          0.56%         1.79%          1.00%
 Ratio of Operating Expenses
   to Average Net Assets
   (3)(4).....................       4.71%          9.31%         2.69%         53.04%
 Ratio of Net Investment
   Income (Loss) to Average
   Net Assets (3).............       6.99%          7.54%         3.11%          4.39%
 Portfolio Turnover Rate......      63.27%         52.82%        63.99%         30.70%
 Average Commission Rate
   (5)........................        N/A            N/A   $    0.0564    $    0.0564

---------------

 * The Growth, Mid-Cap "EDGE"(SM), Bond, and Real Estate Securities Funds commenced investment operations on March 8, 1996, March 8, 1996, March 7, 1996, and March 12, 1996, respectively.

(1)-(5) See page 25.

                       See notes to financial statements.

                                  SENECA FUNDS
                              FINANCIAL HIGHLIGHTS
                              INSTITUTIONAL SHARES
                                  (CONTINUED)

(1) Net investment income is after waiver of certain fees and reimbursement of certain expenses by the Investment Manager (see Note 3 to the financial statements). If the Investment Manager had not waived fees and reimbursed expenses, net investment income (loss) per share would have been as follows for the six months ended March 31, 1997 and the period ended September 30, 1996, respectively: $0.16 and $(0.05) for the Bond Fund; $0.00 and $(1.45) for the Real Estate Securities Fund.

(2) Total return represents total return for the period indicated. The total return would have been lower if certain fees and expenses had not been waived or reimbursed by the advisor.

(3) Annualized.

(4) If the Investment Manager had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been as indicated.

(5) The average commission paid is applicable for the Funds that invest greater than 10% of average net assets in equity securities transactions on which commissions are charged.

                       See notes to financial statements.

                                  SENECA FUNDS
                              FINANCIAL HIGHLIGHTS
                             ADMINISTRATIVE SHARES

                                                                   MID-CAP
                                     GROWTH FUND               "EDGE"(SM) FUND
                              --------------------------  --------------------------
                              SIX MONTHS                  SIX MONTHS
                                 ENDED        PERIOD         ENDED        PERIOD
                               MARCH 31,       ENDED       MARCH 31,       ENDED
                                 1997      SEPTEMBER 30,     1997      SEPTEMBER 30,
                              (UNAUDITED)      1996*      (UNAUDITED)      1996*
                              -----------  -------------  -----------  -------------
Net Asset Value at Beginning
 of Period................... $    13.63     $   10.00    $    14.94    $     10.00
                              ----------      --------    ----------     ----------
Income from Investment
 Operations:
 Net Investment Income (Loss)
   (1).......................      (0.03)           --         (0.08)         (0.01)
 Net Realized and Unrealized
   Gain on Investments.......       0.27          3.63         (2.46)          4.95
                              ----------      --------    ----------     ----------
 Total from Investment
   Operations................       0.24          3.63         (2.54)          4.94
                              ----------      --------    ----------     ----------
Distributions to Shareholders
 from
 Net Investment Income.......         --            --            --             --
 Net Realized Gains..........      (0.77)           --         (0.10)            --
                              ----------      --------    ----------     ----------
 Total Distribution..........      (0.77)           --         (0.10)            --
                              ----------      --------    ----------     ----------
Net Asset Value at End of
 Period...................... $    13.10     $   13.63    $    12.30    $     14.94
                              ==========     =========    ==========    ===========
   Total Return (2)..........       1.80%        36.30%       (17.02)%        49.30%
Ratios & Supplemental Data
 Net Assets at End of
   Period.................... $4,085,212     $ 466,401    $2,386,235    $ 1,355,493
 Ratio of Operating Expenses
   to Average Net Assets
   (3).......................       2.25%         1.46%         2.05%          1.55%
 Ratio of Operating Expenses
   to Average Net Assets
   (3)(4)....................       3.93%        14.01%         4.75%          9.73%
 Ratio of Net Investment
   Income (Loss) to Average
   Net Assets (3)............      (0.44)%         0.16%       (1.19)%        (0.46)%
 Portfolio Turnover Rate.....      72.23%        87.66%       112.29%         72.34%
 Average Commission
   Rate (5).................. $   0.0598     $  0.0598    $   0.0591    $    0.0595

---------------
 * The Growth, Mid-Cap "EDGE"(SM), Bond, and Real Estate Securities Funds commenced investment operations on March 8, 1996, March 8, 1996, March 7, 1996, and March 12, 1996, respectively.

(1)-(5) See page 27.

                       See notes to financial statements.

                                  SENECA FUNDS
                              FINANCIAL HIGHLIGHTS
                             ADMINISTRATIVE SHARES
                                  (CONTINUED)

(1) Net investment income (loss) is after waiver of certain fees and reimbursement of certain expenses by the Investment Manager (see Note 3 to the financial statements). If the Investment Manager had not waived fees and reimbursed expenses, net investment income (loss) per share would have been as follows for the six months ended March 31, 1997 and the period ended September 30, 1996, respectively: $(0.16) and $(0.34) for the Growth Fund; $(0.27) and $(0.20) for Mid-Cap "EDGE"(SM) Fund.
(2) Total return represents total return for the period indicated. The total return would have been lower if certain fees and expenses had not been waived or reimbursed by the advisor.
(3) Annualized.
(4) If the Investment Manager had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been as indicated.
(5) The average commission paid is applicable for the Funds that invest greater than 10% of average net assets in equity securities transactions on which commissions are charged.

                       See notes to financial statements.

                                  SENECA FUNDS
                              FINANCIAL HIGHLIGHTS
                             ADMINISTRATIVE SHARES

                                                                     REAL ESTATE
                                         BOND FUND                 SECURITIES FUND
                                ---------------------------  ---------------------------
                                 SIX MONTHS                     PERIOD
                                   ENDED         PERIOD         ENDED         PERIOD
                                DECEMBER 26,      ENDED       MARCH 31,        ENDED
                                   1996**     SEPTEMBER 30,      1997      SEPTEMBER 30,
                                (UNAUDITED)       1996*      (UNAUDITED)       1996*
                                ------------  -------------  ------------  -------------
Net Asset Value at Beginning of
 Period........................   $  10.09      $   10.00     $    11.08     $   10.00
                                  --------      ---------     ----------     ---------
Income from Investment
 Operations:
 Net Investment Income (Loss)
   (1).........................       0.06           0.29          (0.03)         0.13
 Net Realized and Unrealized
   Gain on Investments.........       0.21           0.09           1.95          1.08
                                  --------      ---------     ----------     ---------
 Total from Investment
   Operations..................       0.27           0.38           1.92          1.21
                                  --------      ---------     ----------     ---------
Distributions to Shareholders
 from
 Net Investment Income.........      (0.11)         (0.29)         (0.12)        (0.13)
 Net Realized Gains............      (0.02)            --          (0.01)           --
                                  --------      ---------     ----------     ---------
 Total Distribution............      (0.13)         (0.29)         (0.13)        (0.13)
                                  --------      ---------     ----------     ---------
Net Asset Value at End of
 Period........................   $  10.23      $   10.09     $    12.87     $   11.08
                                  ========      =========     ==========     =========
   Total Return(2).............       2.70%          3.86%         17.34%        12.22%
Ratios & Supplemental Data
 Net Assets at End of Period...   $250,425      $ 195,930     $2,512,509     $ 222,483
 Ratio of Operating Expenses to
   Average Net Assets (3)......       1.30%          1.21%          2.54%         1.65%
 Ratio of Operating Expenses to
   Average Net Assets (3)(4)...       6.02%         39.23%          5.58%        73.01%
 Ratio of Net Investment Income
   to Average Net Assets (3)...       2.35%          6.46%          2.24%         4.61%
 Portfolio Turnover Rate.......      63.27%         52.82%         63.99%        30.70%
 Average Commission Rate (5)...        N/A            N/A     $   0.0564     $  0.0564

---------------
 * The Growth, Mid-Cap "EDGE"(SM), Bond, and Real Estate Securities Funds commenced investment operations on March 8, 1996, March 8, 1996, March 7, 1996, and March 12, 1996, respectively.

** As of December 26, 1996, the Bond Fund Administrative Shares merged with Bond
   Fund Institutional Shares.

(1)-(5) See page 29.

                       See notes to financial statements.

                                  SENECA FUNDS
                              FINANCIAL HIGHLIGHTS
                             ADMINISTRATIVE SHARES
                                  (CONTINUED)

(1) Net investment income (loss) is after waiver of certain fees and reimbursement of certain expenses by the Investment Manager (see Note 3 to the financial statements). If the Investment Manager had not waived fees and reimbursed expenses, net investment income (loss) per share would have been As follows for the six months ended March 31, 1997 and the period ended September 30, 1996, respectively: $(0.06) and $(1.41) for the Bond Fund; $(0.35) and $(1.96) for the Real Estate Securities Fund.
(2) Total return represents total return for the period indicated. The total return would have been lower if certain fees and expenses had not been waived or reimbursed by the advisor.
(3) Annualized.
(4) If the Investment Manager had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been as indicated.
(5) The average commission paid is applicable for the Funds that invest greater than 10% of average net assets in equity securities transactions on which commissions are charged.

                       See notes to financial statements.

                                  SENECA FUNDS
                         NOTES TO FINANCIAL STATEMENTS
                                 MARCH 31, 1997
                                  (UNAUDITED)

NOTE 1 -- ORGANIZATION

     Seneca Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust was organized as a Delaware business trust on December 18, 1995 and was declared effective as March 1, 1996. The Trust consists of four series: Seneca Growth Fund, Seneca Mid-Cap "EDGE"(sm) Fund, Seneca Bond Fund and Seneca Real Estate Securities Fund (individually, the "Fund," and collectively, the "Funds.") The Board of Trustees has authorized each Fund to issue two classes of common shares: Administrative Shares and Institutional Shares.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

     VALUATION OF INVESTMENTS: Equity securities traded on a national securities exchange are valued at their last sales price on the exchange on which they are traded most extensively; or if no sales are reported, at the mean between the most recent high bid and the most recent low asked quotations (the "Calculated Mean") on such exchange. Securities traded on the National Association of Securities Dealers Automated Quotation ("Nasdaq") system will be valued at the most recent sales price reported on such system on the valuation date or, if there are no sales reported, the Calculated Mean based on quotations reported on Nasdaq. Securities not quoted on Nasdaq but traded in an over-the-counter market will be valued at the most recent sale price if the sales price for any sales of the security on the valuation date are reported on such market or, if there are no such sales, the Calculated Mean based on quotations reported on such market. In each case, if there is no Calculated Mean, the value shall be the most recent bid quotation on the relevant market. Fixed income securities, other than those having a maturity of 60 days or less, are valued on the basis of quotes obtained from brokers or pricing services. Short-term investments having a maturity of 60 days or less will be valued at amortized cost. If, in the Investment Manager's opinion, the fair market value of an investment cannot be determined pursuant to the foregoing procedures, the value will be an amount that, in the opinion of the Trustees,

                                  SENECA FUNDS
                         NOTES TO FINANCIAL STATEMENTS
                                 MARCH 31, 1997
                                  (CONTINUED)
                                  (UNAUDITED)

represents the fair market value determined based on all available information.

     REPURCHASE AGREEMENTS: Each Fund may enter into repurchase agreements. In a repurchase agreement, a Fund buys a security and the seller simultaneously agrees to repurchase the security on a specified future date at an agreed upon price. Because the security constitutes collateral for the repurchase obligation, a repurchase agreement can be considered a collateralized loan. Securities pledged as collateral for the repurchase agreement are held by the Fund's Custodian until maturity date of the repurchase agreement. The Fund's risk is the ability of the seller to pay the agreed-upon price on delivery date. The Trustees have established criteria to evaluate the creditworthiness of parties with whom the Funds may enter into repurchase agreements. The Funds limit the repurchase agreements to securities issued by the United States Government, its agencies, and its instrumentalities. The market value of the underlying security throughout the term of the agreement will always equal or exceed the agreed-upon repurchase price.

     SECURITY TRANSACTIONS, INVESTMENT INCOME and EXPENSES: Investment security transactions are recorded as of trade date. Realized gains and losses on investment security sales are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date. Interest income and expenses are recorded daily on an accrual basis. Fund expenses not directly attributable to a specific fund are allocated evenly among all funds. Fund expenses that are not related to the distribution of shares of a particular class or to services provided specifically to a particular class are allocated between the classes on the basis of relative average daily net assets of each class. Expenses that relate to the distribution or services provided to a particular class are allocated to that class. Investment income and realized and unrealized gains/losses are allocated between the classes on the basis of net assets of each class.

     DIVIDENDS AND DISTRIBUTIONS: Dividends from net investment income on shares of the Seneca Bond Fund are determined at

                                  SENECA FUNDS
                         NOTES TO FINANCIAL STATEMENTS
                                 MARCH 31, 1997
                                  (CONTINUED)
                                  (UNAUDITED)

the fund level and are declared and paid monthly. Dividends from net investment income on shares of the Seneca Real Estate Securities Fund are determined at the class level and are declared and paid quarterly. Dividends from net investment income on shares of the Seneca Growth Fund and Seneca Mid-Cap "EDGE"(SM) Fund are determined at the class level and are declared and paid annually. Each Fund distributes net realized capital gains, if any, at least annually.

     FEDERAL INCOME TAXES: Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, by distributing to shareholders substantially all of its taxable income. Therefore, no Federal income or excise tax provision is required. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for market discount, losses deferred due to wash sales and excise tax regulations.

     Income and capital gain distribution requirements are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatment for organizational expenses. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital paid-in. Undistributed net investment income and accumulated net realized gain (loss) may include temporary book and tax basis differences which will reverse in a subsequent period.

     ESTIMATES: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

                                  SENECA FUNDS
                         NOTES TO FINANCIAL STATEMENTS
                                 MARCH 31, 1997
                                  (CONTINUED)
                                  (UNAUDITED)

NOTE 3 -- AGREEMENTS AND TRANSACTIONS WITH AFFILIATES

     The Trust has an Investment Management Agreement with GMG/Seneca Capital Management LLC ("GMG/Seneca"), under which GMG/Seneca manages the investments of each Fund. For its services, GMG/Seneca receives a fee from each Fund at an annual percentage of the average daily net assets of each Fund. Such investment management fees are 0.70%, 0.80%, 0.50%, and 0.85% for the Growth Fund, Mid-Cap "EDGE"(SM) Fund, Bond Fund, and Real Estate Securities Fund, respectively.

     The Trust has a Distribution and Services Agreement (the "Agreement") with Genesis Merchant Group Securities LLC ("GMG Securities"), and Seneca Distributors LLC ("Seneca Distributors"), affiliates of GMG/Seneca, under which GMG Securities and Seneca Distributors serve as the distributors and principal underwriters of each Fund's shares. Pursuant to the Agreement, GMG Securities and Seneca Distributors receive an aggregate fee from each Fund at an annual rate of 0.25% of the average daily net assets attributable to the Administrative Shares of each Fund.

     The Trust has an Administrative Services Agreement with GMG/Seneca pursuant to which GMG/Seneca is responsible for the day-to-day administrative functions of the Trust. For these services, GMG/Seneca receives a fee from each Fund at an annual rate of 0.08% of the first $125 million, 0.06% of the next $125 million, and 0.04% thereafter, subject to certain minimums which GMG/Seneca has agreed to waive through March 31, 1997. GMG/Seneca has entered into an agreement with State Street Bank & Trust Company ("State Street") to provide most of the administrative functions for the Trust.

     GMG/Seneca had agreed to voluntarily waive its Management and Administrative fees and reimburse other operating expenses of each Fund (other than certain extraordinary or non-recurring expenses) until the earlier of March 31, 1997, or such time as the Trust's aggregate assets exceeded $60 million, to the extent necessary to prevent the

                                  SENECA FUNDS
                         NOTES TO FINANCIAL STATEMENTS
                                 MARCH 31, 1997
                                  (CONTINUED)
                                  (UNAUDITED)

expenses for each Fund and class from exceeding the following percentages of average daily net assets:

                                         ADMINISTRATIVE   INSTITUTIONAL
    FUND                                     CLASS            CLASS
    -----------------------------------  --------------   -------------
    Seneca Growth Fund.................       1.50%            0.85%
    Seneca Mid-Cap "EDGE"(SM) Fund.....       1.60             0.95
    Seneca Bond Fund...................       1.30             0.65
    Seneca Real Estate Securities
      Fund.............................       1.70             1.05

     These percentages were in effect from October 1, 1996 through January 31, 1997 at which time the aggregate assets of the Trust exceeded $60 million. From February 1, 1997 to March 31, 1997, GMG/Seneca voluntarily waived its Management and Administrative fees and reimbursed other operating expenses of each Fund to the extent necessary to prevent the expenses for each Fund and class from exceeding the following percentages of average daily net assets:

                                         ADMINISTRATIVE   INSTITUTIONAL
    FUND                                     CLASS            CLASS
    -----------------------------------  --------------   -------------
    Seneca Growth Fund.................       2.55%            1.95%
    Seneca Mid-Cap "EDGE"(SM) Fund.....       2.70             2.10
    Seneca Bond Fund...................         --             1.85
    Seneca Real Estate Securities
      Fund.............................       3.05             2.35

     For the Six Months ended March 31, 1997, GMG/Seneca waived and reimbursed expenses as follows:

                        MANAGEMENT
                           FEES      ADMINISTRATIVE    EXPENSES
                          WAIVED       FEES WAIVE     REIMBURSED    TOTAL
                        ----------   --------------   ----------   --------
Seneca Growth Fund....    $   --         $   --        $ 75,835    $ 75,835
Seneca Mid-Cap
  "EDGE"(SM)Fund......        --             --         109,069     109,069
Seneca Bond Fund......     8,081          8,082          90,236     106,399
Seneca Real Estate
  Securities Fund.....        --             --          70,123      70,123

                                  SENECA FUNDS
                         NOTES TO FINANCIAL STATEMENTS
                                 MARCH 31, 1997
                                  (CONTINUED)
                                  (UNAUDITED)

     Each Trustee of the Trust who is not an interested person receives a fee of $2,500 for each regular, quarterly meeting attended and is reimbursed for expenses incurred in connection with such attendance.

NOTE 4 -- INVESTMENT TRANSACTIONS

     Purchases and proceeds from sales and maturities of investments, excluding short term securities, for the Trust, for the six months ended March 31, 1997 were as follows:

                          NON-                       NON-
                       GOVERNMENT    GOVERNMENT   GOVERNMENT    GOVERNMENT
                        PURCHASES    PURCHASES       SALES        SALES
                       -----------   ----------   -----------   ----------
Seneca Growth
  Fund...............  $27,294,602    $     --    $12,914,121    $     --
Seneca Mid-Cap
  "EDGE"(SM) Fund....   14,305,804          --     10,385,569          --
Seneca Bond Fund.....    5,103,693     903,238      2,952,400     499,998
Seneca Real Estate
  Securities Fund....   24,824,038          --      5,953,827     953,148

NOTE 5 -- ORGANIZATION COSTS

     The Trust bears all costs in connection with its organization. The organization costs are amortized on a straight-line basis over a period of sixty months from the commencement of investment operations. The costs associated with state registration of shares will be amortized on a straight-line basis over a period of twelve months. If any of the initial shares are redeemed before the end of the amortization period, the proceeds of the redemption will be reduced by the pro rata share of unamortized organization and state registration costs.

                                  SENECA FUNDS
                         NOTES TO FINANCIAL STATEMENTS
                                 MARCH 31, 1997
                                  (CONTINUED)
                                  (UNAUDITED)

NOTE 6 -- CAPITAL STOCK TRANSACTIONS

     Capital stock transactions for the period from commencement of investment operations through March 31, 1997 are as follows:

GROWTH FUND (1)

                              SIX MONTHS ENDED            YEAR ENDED
                               MARCH 31, 1997         SEPTEMBER 30, 1996
                           -----------------------   ---------------------
                            SHARES       AMOUNT      SHARES      AMOUNT
                           ---------   -----------   -------   -----------
INSTITUTIONAL SHARES
  Shares sold............    998,065   $13,770,510   944,161   $11,381,366
  Shares issued upon
    reinvestment of
    dividends............     83,095     1,095,100        --            --
  Shares redeemed........    (28,865)     (396,824)   (5,306)      (70,645)
                           ---------   -----------   -------   -----------
  Net increase...........  1,052,295   $14,468,786   938,855   $11,310,621
                           =========   ===========   =======   ===========

                              SIX MONTHS ENDED            YEAR ENDED
                               MARCH 31, 1997         SEPTEMBER 30, 1996
                           -----------------------   ---------------------
                            SHARES       AMOUNT      SHARES      AMOUNT
                           ---------   -----------   -------   -----------
ADMINISTRATIVE SHARES
  Shares sold............    313,127   $ 4,279,057    55,186   $   721,427
  Shares issued upon
    reinvestment of
    dividends............      1,364        17,844        --            --
  Shares redeemed........    (36,876)     (509,891)  (22,214)     (288,331)
                           ---------   -----------   -------   -----------
  Net increase...........    277,615   $ 3,787,010    32,972   $   433,096
                           =========   ===========   =======   ===========

---------------
(1) Fund commenced investment operations on March 8, 1996.

                                  SENECA FUNDS
                         NOTES TO FINANCIAL STATEMENTS
                                 MARCH 31, 1997
                                  (CONTINUED)
                                  (UNAUDITED)

NOTE 6 -- CAPITAL STOCK TRANSACTIONS (CONTINUED)
    MID-CAP "EDGE"(SM) FUND (1)

                               SIX MONTHS ENDED      YEAR ENDED SEPTEMBER
                                MARCH 31, 1997             30, 1996
                            ----------------------   --------------------
                             SHARES      AMOUNT      SHARES      AMOUNT
                            --------   -----------   -------   ----------
INSTITUTIONAL SHARES
  Shares sold.............   274,410   $ 3,787,647   509,221   $6,613,122
  Shares issued upon
    reinvestment of
    dividends.............     7,880       109,784        --           --
  Shares redeemed.........  (116,432)   (1,590,930)  (14,376)    (188,718)
                            --------   -----------   -------   ----------
  Net increase............   165,858   $ 2,306,501   494,845   $6,424,404
                            ========   ===========   =======   ==========

                               SIX MONTHS ENDED      YEAR ENDED SEPTEMBER
                                MARCH 31, 1997             30, 1996
                            ----------------------   --------------------
                             SHARES      AMOUNT      SHARES      AMOUNT
                            --------   -----------   -------   ----------
ADMINISTRATIVE SHARES
  Shares sold.............   279,608   $ 3,872,343   104,231   $1,422,572
  Shares issued upon
    reinvestment of
    dividends.............       851        11,877        --           --
  Shares redeemed.........  (177,204)   (2,442,264)  (14,725)    (188,631)
                            --------   -----------   -------   ----------
  Net increase............   103,255   $ 1,441,956    89,506   $1,233,941
                            ========   ===========   =======   ==========

---------------
(1) Fund commenced investment operations on March 8, 1996.

                                  SENECA FUNDS
                         NOTES TO FINANCIAL STATEMENTS
                                 MARCH 31, 1997
                                  (CONTINUED)
                                  (UNAUDITED)

NOTE 6 -- CAPITAL STOCK TRANSACTIONS (CONTINUED)
    BOND FUND (2)

                                SIX MONTHS ENDED     YEAR ENDED SEPTEMBER
                                 MARCH 31, 1997            30, 1996
                              --------------------   --------------------
                              SHARES      AMOUNT     SHARES      AMOUNT
                              -------   ----------   -------   ----------
INSTITUTIONAL SHARES
  Shares sold...............  283,688   $2,888,961   385,776   $3,831,086
  Shares merged (4).........   23,704      250,425        --           --
  Shares issued upon
    reinvestment of
    dividends...............   23,453      237,759     8,635       85,975
  Shares redeemed...........  (18,245)    (190,184)   (6,454)     (64,905)
                              -------   ----------   -------   ----------
  Net increase..............  312,600   $3,186,961   387,957   $3,852,156
                              =======   ==========   =======   ==========

                                  PERIOD ENDED       YEAR ENDED SEPTEMBER
                               DECEMBER 26, 1996           30, 1996
                              --------------------   --------------------
                              SHARES      AMOUNT     SHARES      AMOUNT
                              -------   ----------   -------   ----------
ADMINISTRATIVE SHARES
  Shares sold...............    7,990   $   82,034    18,065   $  179,966
  Shares issued upon
    reinvestment of
    dividends...............      140        1,437       104        1,031
  Shares merged (4).........  (24,954)    (250,425)       --           --
  Shares redeemed...........   (2,595)     (26,543)       --           --
                              -------   ----------   -------   ----------
  Net increase/(decrease)...  (19,419)  $ (193,497)   18,169   $  180,997
                              =======   ==========   =======   ==========

---------------
(2) Fund commenced investment operations on March 7, 1996.
(4) As of December 26, 1996, the Bond Fund Administration Shares merged with Bond Fund Institutional Shares in a tax free transaction.

                                  SENECA FUNDS
                         NOTES TO FINANCIAL STATEMENTS
                                 MARCH 31, 1997
                                  (CONTINUED)
                                  (UNAUDITED)

NOTE 6 -- CAPITAL STOCK TRANSACTIONS (CONTINUED)
    REAL ESTATE SECURITIES FUND (3)

                               SIX MONTHS ENDED       YEAR ENDED SEPTEMBER
                                MARCH 31, 1997              30, 1996
                           ------------------------   --------------------
                            SHARES        AMOUNT      SHARES      AMOUNT
                           ---------   ------------   -------   ----------
INSTITUTIONAL SHARES
  Shares sold............  2,128,334   $ 26,301,415    94,875   $1,001,801
  Shares issued upon
    reinvestment of
    dividends............     16,751        212,830       583        6,370
  Shares redeemed........   (784,566)   (10,011,974)       --           --
                           ---------    -----------   -------   ----------
  Net increase...........  1,360,519   $ 16,502,271    95,458   $1,008,171
                           =========    ===========   =======   ==========

                               SIX MONTHS ENDED       YEAR ENDED SEPTEMBER
                                MARCH 31, 1997              30, 1996
                            -----------------------   --------------------
                             SHARES       AMOUNT      SHARES      AMOUNT
                            ---------   -----------   -------   ----------
ADMINISTRATIVE SHARES
  Shares sold.............    178,852   $ 2,258,992    18,779   $  200,099
  Shares issued upon
    reinvestment of
    dividends.............      1,033        13,157        56          599
  Shares redeemed.........     (4,709)      (61,149)       --           --
                            ---------   -----------   -------   ----------
  Net increase............    175,176   $ 2,211,000    18,835   $  200,698
                            =========   ===========   =======   ==========

---------------
(3) Fund commenced investment operations on March 12, 1996.

                                  SENECA FUNDS
                         NOTES TO FINANCIAL STATEMENTS
                                 MARCH 31, 1997
                                  (CONTINUED)
                                  (UNAUDITED)

NOTE 7 -- SHARES OF BENEFICIAL INTEREST

     At March 31, 1997, certain shareholders were record owners of more than 10% of total outstanding shares of the following Funds:

                                                             PERCENTAGE
                                            NUMBER OF            OF
           NAME OF PORTFOLIO              SHAREHOLDERS      SHARES OWNED
----------------------------------------  -------------     ------------
Growth Fund.............................        --                --
Mid-Cap "EDGE"(SM) Fund.................         1                24%
Bond Fund...............................         2                23%
Real Estate Securities Fund.............         2                34%

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

                 DIRECTORY OF FUNDS' SERVICE PROVIDERS


                 ADMINISTRATOR:
                 State Street Bank & Trust Company
                 P.O. 9110
                 Boston, MA 02209-9110

                 CUSTODIAN & TRANSFER AGENT:
                 Investors Fiduciary Trust Company
                 811 Main Street
                 Kansas City, MO 64105-2005

                 AUDITOR:
                 Deloitte & Touche LLP
                 50 Fremont Street
                 San Francisco, CA 94105-2230

                 COUNSEL:
                 Howard Rice, Nemernvski, Canady, Falk & Rabkin
                 Three Embarcadero Center, 6th Floor
                 San Francisco, CA 94111-4065

                 DISTRIBUTOR:
                 Seneca Distributors LLC
                 Genesis Merchant Group Securities LLC
                 909 Montgomery Street, Suite 600
                 San Francisco, CA 94133-4625

                 INVESTMENT ADVISOR:
                 GMG/Seneca Capital Management LLC
                 909 Montgomery Street, Suite 500
                 San Francisco, CA 94133-4625

[SENECA FUNDS LOGO]

P.O. Box 419565
Kansas City, MO 64141-6565
(800) 990-9331

http://www.senecafunds.com